Commitments and Contingencies (Details)			1 Months Ended				12 Months Ended
	Jan. 06, 2020 USD ($)	Jan. 06, 2020 CNY (¥)	Jan. 28, 2021 USD ($)	Jan. 28, 2021 CNY (¥)	Jan. 27, 2021 USD ($)	Jan. 27, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Oct. 21, 2019 USD ($)	Oct. 21, 2019 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Accrued interests			$ 139,000
Principal amount (in Yuan Renminbi) | ¥								¥ 6,500,000
Repayment amount							$ 8,921
Operating expense							187,470		$ 281,102	$ 165,891
Hengmao Power Battery shall [Member]
Commitments and Contingencies (Details) [Line Items]
Contract payment											$ 139,000	¥ 958,805
Accrued interests	$ 156,000	¥ 1,072,560		¥ 958,805
Accrued interests and attorney’s fees					$ 156,000	¥ 1,072,560
Repayment amount							$ 958,750